Note 5 - Revenues - Disclosure of Detailed Information About Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Percentage of revenue	100.00%	100.00%
Gross revenue	$ 366,676	$ 368,835
Less: smelting and refining costs	(2,800)	(4,891)
Revenues	363,876	363,944
Silver [member]
Statement Line Items [Line Items]
Silver	$ 242,338	$ 215,301
Percentage of revenue	66.00%	58.00%
Gold [member]
Statement Line Items [Line Items]
Percentage of revenue	34.00%	39.00%
Gold	$ 124,264	$ 143,029
Lead [member]
Statement Line Items [Line Items]
Percentage of revenue		2.00%
Lead	$ 74	$ 6,988
Zinc [member]
Statement Line Items [Line Items]
Percentage of revenue		1.00%
Zinc		$ 3,517